Related Party Transactions	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
Related Party Transactions
4.	Related Party Transactions
Founder Shares
On July 24, 2020, the Sponsor purchased 17,250,000 shares of Class F Common Stock for $25,000, or approximately $0.001 per share. On October 1, 2020, the Sponsor surrendered 8,625,000 Founder Shares to us for no consideration, on October 23, 2020, the Company effected a stock dividend with respect to its Class F Common Stock of 6,468,750 shares thereof and on November 13, 2020 the Sponsor surrendered 6,468,750 Founder Shares to us for no consideration, resulting in an aggregate of 8,625,000 outstanding shares of Class F Common Stock. As a result of such surrender, the per-share
purchase price increased to approximately $0.003 per share. The number of Founder Shares issued was determined based on the expectation that such Founder Shares would represent 20% of the outstanding shares upon completion of the Public Offering. On September 11, 2020, the Sponsor transferred 25,000
Founder Shares to each of the independent directors at their original purchase price. The Founder Shares are identical to the Class A Common Stock included in the Units sold in the Public Offering except that the Founder Shares will automatically convert into shares of Class A Common Stock at the time of the Business Combination on a
one-for-one
b
a
sis, subject to adjustment as described in the Company’s amended and restated certificate of incorporation in effect as of June 30, 2021.
The sale of the Founders Shares is in the scope of ASC 718, “Compensation-Stock Compensation.” Under ASC 718, stock-based compensation associated with equity-classified awards is measured at fair value upon the grant date. The Founders Shares were granted subject to a performance condition (i.e., the occurrence of a Business Combination). Compensation expense related to the Founders Shares is recognized only when the performance condition is probable of occurrence under the applicable accounting literature in this circumstance. As of June 30, 2021, the Company determined that a Business Combination is not considered probable, and, therefore, no stock-based compensation expense has been recognized. Stock-based compensation would be recognized at the date a Business Combination is considered probable (i.e., upon consummation of a Business Combination) in an amount equal to the number of Founders Shares that ultimately vest multiplied times the grant date fair value per share (unless subsequently modified) less the amount initially received for the purchase of the
Founders Shares.
Private Placement Warrants
The Sponsor purchased

from the Company an aggregate of
4,450,000
warrants at a price of $
2.00
per warrant (a purchase price of $
8,900,000
) in a private placement that occurred simultaneously with the Public
 Offering (the “Private Placement Warrants”). Each Private Placement Warrant
entitles
the holder to
purchase
one
share of Class A Common Stock at
 $11.50
per share. A portion of the purchase price of the Private Placement Warrants was added to the proceeds from the Public Offering to be held in the Trust Account pending completion of the Business Combination.
The Private Placement Warrants have terms and provisions that are identical to those of the public warrants sold as part of the units in the Public Offering, except that the Private Placement Warrants may be physical (cash) or net share (cashless) settled and are not redeemable so long as they are held by the Sponsor or its permitted transferees
.
If the Company does not complete a Business Combination, then the Private Placement Warrants proceeds will be part of the liquidation distribution to the public stockholders and the Private Placement Warrants will expire worthless. Consistent with the Public Warrants, the Private Warrants are accounted for as liabilities under ASC Topic
814-40,
due to their terms
.
Registration Rights
The holders of Founder Shares, Private Placement Warrants and warrants issued upon conversion of working capital loans, if any, have registration rights (in the case of the Founder Shares, only after conversion of such shares to common shares) pursuant to a registration rights agreement entered into by the Company, the Sponsor and the other security holders named therein on December 15, 2020. These holders will also have certain demand and “piggy back” registration rights. The Company will bear the expenses incurred in connection with the filing of any such registration statements.
Sponsor Loan
On July 24, 2020, Company borrowed $300,000 by the issuance of an unsecured promissory note from the Sponsor for $300,000 to cover expenses related to the Public Offering. This Note was non-interest
bearing and payable on the earlier of June 30, 2021 or the completion of the Public Offering. This Note was repaid in full upon the completion of the Public Offering.
On March 19, 2021, the Sponsor made available to the Company a loan of up to $2,000,000 pursuant to a promissory note issued by the Company to the Sponsor. The proceeds from the note will be used for on-going operational expenses and certain other expenses in connection with the Business Combination. The note is unsecured, non-interest bearing and matures on the earlier of:
(i) January 31, 2022
or (ii) the date on which the Company consummates the Business Combination. As of June 30, 2021, the amount advanced by Sponsor to the Company was
$1,100,000.
Administrative Services Agreement
The Company entered into an administrative services agreement on December 10, 2020, pursuant to which it agreed to pay to an affiliate of the Sponsor $20,000 a month for office space, utilities and secretarial support. Services commenced on the date the securities were first listed on the Nasdaq Capital Market and will terminate upon the earlier of the consummation by the Company of a Business Combination or the liquidation of the Company.
For the six months ended June 30, 2021, the Company had paid the affiliate
$120,000.

5.	Related Party Transactions
Founder Shares
On July 24, 2020
, the Sponsor purchased 17,250,000 shares of Class F Common Stock for $25,000, or approximately $0.001 per share. On October 1, 2020, the Sponsor surrendered 8,625,000 Founder Shares to us for no consideration, on October 23, 2020, the Company effected a stock dividend with respect to its Class F Common Stock of 6,468,750 shares thereof and on November 13, 2020 the Sponsor surrendered 6,468,750 Founder Shares to us for no consideration, resulting in an aggregate of 8,625,000 outstanding shares of Class F Common Stock. As a result of such surrender, the per-share
purchase price increased to approximately $0.003 per share. The number of Founder Shares issued was determined based on the expectation that such Founder Shares would represent 20% of the outstanding shares upon completion of the Public Offering. On September 11, 2020, the Sponsor transferred 25,000 Founder Shares to each of the independent directors at their original purchase price. The Founder Shares are identical to the common stock included in the Units sold in the Public Offering except that the Founder Shares will automatically convert into shares of Class A common stock at the time of the Business Combination on a one-for-one
basis, subject to adjustment as described in the Company’s amended and restated certificate of incorporation.
The sale of the Founders Shares is in the scope of ASC 718, “Compensation-Stock Compensation.” Under ASC 718, stock-based compensation associated with equity-classified awards is measured at fair value upon the grant date. The Founders Shares were granted subject to a performance condition (i.e., the occurrence of a Business Combination). Compensation expense related to the Founders Shares is recognized only when the performance condition is probable of occurrence
.

As of December 31, 2020, the Company determined that a Business Combination is not considered probable, and, therefore, no stock-based compensation expense has been recognized. Stock-based compensation would be recognized at the date a Business Combination is considered probable (i.e., upon consummation of a Business Combination) in an amount equal to the number of Founders Shares that ultimately vest multiplied by the grant date fair value per share

(
unless
subsequently modified) less the amount initially received for the purchase of the Founders Shares.
Private Placement Warrants
The Sponsor purchased from the Company an aggregate of 4,450,000 warrants at a price of $2.00 per warrant (a purchase price of $8,900,000) in a private placement that occurred simultaneously with the Public Offering (the “Private Placement Warrants”). Each Private Placement Warrant entitles the holder to purchase one share of Class A common stock at $11.50 per share. A p
o
rtion of the purchase price of the Private Placement Warrants was added to the proceeds from the Public Offering to be held in the Trust Account pending completion of the Business Combination.
The Private Placement Warrants have terms and provisions that are identical to those of the public
warrants sold as part of the units in the Public Offering, except that the Private Placement Warrants may be physical (cash) or net share (cashless) settled and are not redeemable so long as they are held by the Sponsor or its permitted transferees.
If the Company does not complete a Business Combination, then the Private Placement Warrants proceeds will be part of the liquidation distribution to the public stockholders and the Private Placement Warrants will expire worthless
.
Registration Rights
The holders of Founder Shares, Private Placement Warrants and warrants issued upon conversion of working capital loans, if any, have registration rights (in the case of the Founder Shares, only after conversion of such shares to common shares) pursuant to a registration rights agreement entered into by the
Company, the
Sponsor and the other security holders named
therein
on December 15, 2020. These holders will also have certain demand and “piggy back” registration rights. The Company will bear the expenses incurred in connection with the filing of any such registration statements.
Sponsor Loan
On July 24, 2020, Company borrowed $300,000 by the issuance of an unsecured promissory note from the
Sponsor
for $300,000 to cover expenses related to the Public Offering. This Note was non-interest
bearing and payable on the earlier of June 30, 2021 or the completion of the Public Offering. This Note was repaid in full upon the completion of the Public Offering.
Administrative Services Agreement
The Company entered into an administrative services agreement on December 10, 2020, pursuant to which it agreed to pay to an affiliate of the Sponsor $20,000 a month for office space, utilities and secretarial support. Services commenced on the date the securities were first listed on the Nasdaq Capital Market and will terminate upon the earlier of the consummation by the Company of a Business Combination or the liquidation of the Company.
For the period commencing December 10, 2020 through December 31, 2020 the Company has paid the affiliate $13,548.